Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Discount On Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Unearned ESOP Compensation [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 10,000	$ 500	$ (500)	$ 9,492	$ 14,019	$ (736)	$ 10,008	$ (1,550)	$ 41,233
Balance, shares at Dec. 31, 2008				7,593,929
Net income							690		690
Other comprehensive income								2,563	2,563
Release of ESOP shares						69			69
Stock compensation expense					11				11
Record preferred stock dividend and discount accretion			100				(642)		(542)
Balance at Dec. 31, 2009	10,000	500	(400)	9,492	14,030	(667)	10,056	1,013	44,024
Balance, shares at Dec. 31, 2009				7,593,929
Net income							713		713
Other comprehensive income								(678)	(678)
Release of ESOP shares						75			75
Increase in ESOP notes receivable						(100)			(100)
Stock compensation expense					4				4
Record preferred stock dividend and discount accretion			100				(645)		(545)
Balance at Dec. 31, 2010	10,000	500	(300)	9,492	14,034	(692)	10,124	335	43,493
Balance, shares at Dec. 31, 2010				7,593,929					7,593,929
Net income							900		900
Other comprehensive income								1,859	1,859
Release of ESOP shares					(28)	81			53
Increase in ESOP notes receivable						(161)			(161)
Stock compensation expense					4				4
Record preferred stock dividend and discount accretion			100				(645)		(545)
Balance at Dec. 31, 2011	$ 10,000	$ 500	$ (200)	$ 9,492	$ 14,010	$ (772)	$ 10,379	$ 2,194	$ 45,603
Balance, shares at Dec. 31, 2011				7,593,929					7,593,929